LEASE OBLIGATIONS - Narrative (Details)			6 Months Ended	12 Months Ended
	Feb. 02, 2023 USD ($)	Feb. 02, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Purchase price	$ 20,909,566	$ 28,000,000
Net proceeds	20,506,589
Selling and legal expenses	402,977
Additions	$ 2,821,761		$ 26,665,117	$ 7,401,691
Lease term	20 years	20 years
Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Lease term (in years)			1 year
Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Lease term (in years)			40 years